Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
10. Goodwill and Other Intangible Assets
The information for intangible assets other than goodwill at March 31, 2011 and 2010 are as follows:

	Millions of yen						Thousands of U.S. dollars
	2011			2010			2011
	Gross		Net	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount	amount	amortization	amount
Other intangible assets subject to amortization:
Software	¥33,367	¥(17,531)	¥15,836	¥34,699	¥(13,280)	¥21,419	$402,012	$(211,217)	$190,795
Leasehold	8,926	(1,585)	7,341	9,076	(1,586)	7,490	107,542	(19,096)	88,446
Other	30,199	(12,392)	17,807	30,166	(10,043)	20,123	363,843	(149,301)	214,542

Total	72,492	(31,508)	40,984	73,941	(24,909)	49,032	873,397	(379,614)	493,783
Other intangible assets not subject to amortization			12,987			12,697			156,470

Total other intangible assets			¥53,971			¥61,729			$650,253

At March 31, 2011, Net carrying amounts of other in other intangible assets subject to amortization mainly consist of customer relationships of ¥11,801 million ($142,181 thousand) and technology assets of ¥3,770 million ($45,422 thousand) resulting from the acquisition of additional shares of Komatsu NTC Ltd. for the fiscal year ended March 31, 2008.
For the fiscal year ended March 31, 2011, Komatsu recognized an impairment loss of ¥2,744 million ($33,060 thousand) related to the software to be disposed of in the construction, mining and utility equipment segment. This impairment loss was recognized based on the difference by which the carrying value of the software exceeds the fair value less cost to dispose of.
The aggregate amortization expense of other intangible assets subject to amortization for the year ended March 31, 2011, 2010 and 2009 were ¥8,149 million ($98,181 thousand), ¥8,633 million and ¥12,611 million, respectively. The future estimated amortization expenses for each of five years relating to intangible assets currently recorded in the consolidated balance sheet are as follows:

Year ending March 31	Millions of yen
2012	¥7,891
2013	6,702
2014	4,723
2015	3,461
2016	2,167
The changes in carrying amounts of goodwill for the year ended March 31, 2011 and 2010 were as follow:

	Millions of yen
	Construction, Mining	Industrial Machinery
	and Utility Equipment	and Others
	segment	segment	Total
Balance at March 31, 2009
Goodwill	¥23,437	¥13,943	¥37,380
Accumulated impairment losses	(8,179)	(540)	(8,719)
	¥15,258	¥13,403	¥28,661

Goodwill acquired during the year	736	—	736
Foreign exchange impact	173	—	173
Balance at March 31, 2010
Goodwill	24,346	13,943	38,289
Accumulated impairment losses	(8,179)	(540)	(8,719)
	¥16,167	¥13,403	¥29,570

Goodwill acquired during the year	578	—	578
Foreign exchange impact	(826)	(1)	(827)

Balance at March 31, 2011
Goodwill	24,098	13,942	38,040
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥15,919	¥13,402	¥29,321

	Thousands of U.S. dollars
	Construction, Mining	Industrial Machinery
	and Utility Equipment	and Others
	segment	segment	Total
Balance at March 31, 2010
Goodwill	$293,325	$167,988	$461,313
Accumulated impairment losses	(98,542)	(6,506)	(105,048)
	$194,783	$161,482	$356,265

Goodwill acquired during the year	6,964	—	6,964
Foreign exchange impact	(9,952)	(12)	(9,964)

Balance at March 31, 2011
Goodwill	290,337	167,976	458,313
Accumulated impairment losses	(98,542)	(6,506)	(105,048)

	$191,795	$161,470	$353,265

Goodwill acquired during the fiscal year ended March 31, 2010 resulted from the acquisition of additional shares of KACF.